Loans to customers (Details 3)	12 Months Ended
Dec. 31, 2025
Grade 1 [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault1]	<1%
[custom:DescriptionOfCreditQuality]	Strong
Grade 2 [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault1]	1.0% to 5.0%
[custom:DescriptionOfCreditQuality]	Strong
Grade 3 [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault1]	5.0% to 20.0%
[custom:DescriptionOfCreditQuality]	Satisfactory
Grade 4 [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault1]	20.0% to 35.0%
[custom:DescriptionOfCreditQuality]	Higher Risk
Grade 5 [Member] | Stage 1and 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault1]	>35%
[custom:DescriptionOfCreditQuality]	Higher Risk
Grade 5 [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfProbabilityOfDefault1]	100%
[custom:DescriptionOfCreditQuality]	Higher Risk